PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2020
PROPERTY AND EQUIPMENT
Summary of property and equipment

At October 31, 2020 and 2019, property and equipment consisted of the following:

	Useful Life	October 31, 2020	October 31, 2019
Office equipment and furniture	3 – 5 Years	$53,144	$47,095
Less: accumulated depreciation		(38,047)	(26,631)
		$15,097	$20,464

For the years ended October 31, 2020, 2019 and 2018, depreciation expense amounted to $9,625,  $8,677 and $7,237, respectively, which was included in operating expenses.